Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Customer Reporting_Unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Original maturity period of cash and cash equivalents	Three months or less
Fair value of cash and cash equivalents based on quoted market prices in active markets Level 1 valuation	$ 0	$ 1,200,000
Amount of inventory as a percentage of prior year purchases that can be returned by certain distributors	3.00%
Unprocessed adjustments recognized against gross accounts receivables	$ 19,100,000	17,600,000
Bad debt expense, net of recoveries	(1,800,000)	300,000	$ 200,000
Accounts receivable recovered	$ 2,700,000
Number of customers with accounts receivable recovered | Customer	1
Allowance for doubtful accounts	$ 8,300,000	11,500,000
Obsolescence and other reserves	22,531,000	31,823,000
Goodwill qualitative assessment	636,000,000
Impairment charges	$ 0	0	0
Percentage of projected benefit obligation	Lesser of 10%
Accrued sales rebates	$ 30,000,000	31,500,000
Advertising costs	27,500,000	21,800,000	17,800,000
Decrease in total current assets		22,100,000
Increase in non-current deferred tax assets		20,000,000
Increase (Decrease) in accrued liabilities	$ (59,214,000)	5,598,000	$ (31,690,000)
Increase in non-current deferred tax liabilities		200,000
Qualitative Assessment [Member]
Significant Accounting Policies [Line Items]
Number of Reporting Units | Reporting_Unit	6
Quantitative Assessment [Member]
Significant Accounting Policies [Line Items]
Number of Reporting Units | Reporting_Unit	4
Current Asset [Member]
Significant Accounting Policies [Line Items]
Decrease in value of assets and liabilities due to adoption of ASU	$ 6,000,000	5,800,000
Long Term Debt Noncurrent [Member]
Significant Accounting Policies [Line Items]
Decrease in value of assets and liabilities due to adoption of ASU	25,200,000	22,600,000
Other Noncurrent Assets [Member]
Significant Accounting Policies [Line Items]
Decrease in value of assets and liabilities due to adoption of ASU	$ 19,200,000	28,400,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	1 year
Minimum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	10 years
Minimum [Member] | Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	5 years
Minimum [Member] | Computer Equipment and Software [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	25 years
Maximum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	40 years
Maximum [Member] | Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	12 years
Maximum [Member] | Computer Equipment and Software [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of related assets	10 years
Hirschmann JV [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	50.00%
Carrying value recorded in other long-lived assets	$ 29,500,000	$ 33,400,000